LOANS (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Credit Quality Indicators
Outstanding balance over which loans are individually evaluated for impairment	$ 200,000
Loans	538,305,272	468,654,972
Maximum outstanding balance of non-consumer loans evaluated similar to consumer loans over $200,000	200,000
Activity with respect to all director and executive officer loans
Balance, beginning of year	1,288,000	3,858,000
New loans	977,000	45,000
Effect of changes in composition of related parties		(2,070,000)
Repayments	(559,000)	(545,000)
Balance, end of year	1,706,000	1,288,000
Pass
Credit Quality Indicators
Loans	484,879,000	410,284,000
Special Mention
Credit Quality Indicators
Loans	20,844,000	27,653,000
Substandard
Credit Quality Indicators
Loans	15,278,000	13,495,000
Doubtful
Credit Quality Indicators
Loans	160,000
Commercial
Credit Quality Indicators
Outstanding balance over which loans are individually evaluated for impairment	200,000
Loans	47,184,681	34,653,869
Commercial | Pass
Credit Quality Indicators
Loans	45,602,000	32,771,000
Commercial | Special Mention
Credit Quality Indicators
Loans	1,307,000	1,587,000
Commercial | Substandard
Credit Quality Indicators
Loans	275,000	296,000
Real estate construction
Credit Quality Indicators
Loans	16,938,022	11,176,919
Real estate construction | Pass
Credit Quality Indicators
Loans	15,529,000	9,660,000
Real estate construction | Special Mention
Credit Quality Indicators
Loans	1,267,000	1,517,000
Real estate construction | Substandard
Credit Quality Indicators
Loans	142,000
1-4 family residential
Credit Quality Indicators
Loans	189,458,304	194,387,543
1-4 family residential | Pass
Credit Quality Indicators
Loans	176,791,000	176,553,000
1-4 family residential | Special Mention
Credit Quality Indicators
Loans	5,439,000	10,346,000
1-4 family residential | Substandard
Credit Quality Indicators
Loans	7,068,000	7,489,000
1-4 family residential | Doubtful
Credit Quality Indicators
Loans	160,000
Multi-family residential
Credit Quality Indicators
Loans	34,415,293	16,420,429
Multi-family residential | Pass
Credit Quality Indicators
Loans	33,990,000	14,392,000
Multi-family residential | Special Mention
Credit Quality Indicators
Loans		1,579,000
Multi-family residential | Substandard
Credit Quality Indicators
Loans	425,000	449,000
Non-farm & non-residential
Credit Quality Indicators
Loans	161,821,521	126,791,109
Non-farm & non-residential | Pass
Credit Quality Indicators
Loans	154,857,000	120,195,000
Non-farm & non-residential | Special Mention
Credit Quality Indicators
Loans	5,178,000	5,327,000
Non-farm & non-residential | Substandard
Credit Quality Indicators
Loans	1,787,000	1,269,000
Agricultural
Credit Quality Indicators
Loans	71,344,589	68,002,303
Agricultural | Pass
Credit Quality Indicators
Loans	58,110,000	56,713,000
Agricultural | Special Mention
Credit Quality Indicators
Loans	7,653,000	7,297,000
Agricultural | Substandard
Credit Quality Indicators
Loans	5,581,000	3,992,000
Consumer
Credit Quality Indicators
Loans	16,863,459	17,064,948
Consumer | Non-performing
Credit Quality Indicators
Loans	$ 6,000	$ 16,000
Minimum period past due for loans to be considered as non-performing	90 days